Shareholders' Equity (Details)		1 Months Ended					12 Months Ended
	Mar. 04, 2019 $ / shares shares	Mar. 04, 2019 $ / shares shares	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2018	Mar. 31, 2018 USD ($) $ / shares shares	Feb. 09, 2018 $ / shares shares
Shareholders' Equity (Textual)
Issued ordinary shares							23,000,000		23,000,000
Ordinary shares par value | $ / shares							$ 0.0005		$ 0.0005
Ownership percentage								100.00%
Ordinary shares, shares outstanding							23,000,000		23,000,000
Cancelled ordinary shares	77,223,100
Sold additional ordinary shares	223,100
Statutory surplus reserve percentage description							Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. In 2019, $56,077 was appropriated by Fujian Happiness to the statutory surplus reserve and the statutory reserve is now equal to 50% of its registered capital.
Statutory surplus reserve | $							$ 2,064,096		$ 2,008,019
Ordinary shares, shares authorized							100,000,000		100,000,000
Investor 1 [Member]
Shareholders' Equity (Textual)
Cash received from investor | $					$ 221,421
Investor 1 [Member] | RMB [Member]
Shareholders' Equity (Textual)
Cash received from investor | ¥						¥ 1,500,000
Investor 2 [Member]
Shareholders' Equity (Textual)
Cash received from investor | $			$ 627,628
Investor 2 [Member] | RMB [Member]
Shareholders' Equity (Textual)
Cash received from investor | ¥				¥ 4,000,000
Ordinary shares [Member]
Shareholders' Equity (Textual)
Issued ordinary shares										50,000
Ordinary shares par value | $ / shares	$ 111.55	$ 111.55								$ 1
Cancelled ordinary shares		77,223,100
Ordinary shares, shares authorized	50,000	50,000
Additional paid-in capital [Member]
Shareholders' Equity (Textual)
Statutory surplus reserve | $							$ 7,778,259		$ 7,094,554